575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax......

PETER J. SHEA peter.shea@kattenlaw.com 212-940-6447 direct 212 894-5724 fax

July 22, 2010

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Form S-1 Filing for ETFS Asian Gold Trust

Dear Ladies and Gentlemen:

On behalf of the ETFS Asian Gold Trust (“Trust”) sponsored by our client, ETF Securities USA LLC, we are filing pursuant to the Securities Act of 1933 with this correspondence the registration statement on Form S-1 covering the proposed registration of up to 8,500,000 ETFS Physical Asian Gold Shares of the Trust (“Registration Statement”). A blackline copy of the Registration Statement reflecting differences between the prospectus that is a part of the Registration Statement and the most recent prospectus of the ETFS Gold Trust is being sent to the Commission’s Staff under separate cover.

The required registration fee in the amount of $71,574.51 has been paid by wire transfer through the FEDWIRE system.

Please do not hesitate to contact me at (212) 940-6447 or Kathleen H. Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

Cc:	Mr. H. Roger Schwall

Mr. Graham Tuckwell

Mr. Thomas Quigley